COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31,
2025	$686,436
2026	35,295
2027	21,249
2028	—
2029	—
Total	$742,980

Construction commitments
Schedule of payment for commitments

Year Ending December 31,
2025	$316,467
2026	43,637
2027	—
2028	—
2029	—
Total	$360,104